Commitments and Contingencies - Schedule of future minimum lease payments for operating leases (Detail) - Tuhura Biosciences Inc. and Subsidiary [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Year ending December 31, 2025	$ 86,823	$ 172,931
Year ending December 31, 2026	43,411	43,411
Interest portion of right of use liability	(5,265)	(13,800)
Operating lease liabilities	$ 124,969	$ 202,542